Common Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity [Abstract]
Common Stock
Common Stock
The Company listed its Common Stock on the NYSE under the symbol "GNL" on June 2, 2015. As of June 30, 2016 and December 31, 2015, the Company had 168,977,965 and 168,936,633, respectively, shares of Common Stock outstanding, including shares issued under the dividend reinvestment plan (the "DRIP"), but not including unvested restricted shares, the OP Units issued to limited partners other than the Company or long-term incentive units issued in accordance with the OPP which are currently, or may be in the future, convertible into shares of Common Stock.
Monthly Dividends and Change to Payment Dates
The Company pays dividends on the 15th day of each month at a rate of $0.059166667 per share to stockholders of record as of close of business on the 8th day of such month. The Company's board of directors may alter the amounts of dividends paid or suspend dividend payments at any time and therefore dividend payments are not assured. For purposes of the presentation of information herein, the Company may refer to distributions by the OP on OP Units, Class B units and LTIP Units as dividends.

Common Stock
The Company listed its Common Stock on the NYSE under the symbol "GNL" on June 2, 2015. In connection with the Listing, the Company repurchased approximately 11.9 million shares of its Common Stock for $10.50 per share, for an aggregate amount of $125.0 million, excluding fees and expenses pursuant to the Tender Offer. The Company funded the Tender Offer using cash on hand and funds available under its Credit Facility.
As of December 31, 2015 and 2014, the Company had 168,936,633 and 177,933,175 shares of Common Stock outstanding, respectively, including shares issued under the DRIP, but not including unvested restricted shares, the OP Units issued to limited partners other than the Company or long-term incentive units issued in accordance with the OPP which are currently, or may be in the future, convertible into shares of Common Stock.
Monthly Dividends and Change to Payment Dates
The Company pays dividends on the 15th day of each month at a rate of $0.059166667 per share to stockholders of record as of close of business on the 8th day of such month. The Company's board of directors may reduce the amounts of dividends paid or suspend dividend payments at any time and therefore dividend payments are not assured. For purposes of the presentation of information herein, the Company may refer to distributions by the OP on OP Units, Class B units and LTIP Units as dividends.
On April 7, 2015, the Company suspended the DRIP. The final issuance of shares of Common Stock pursuant to the DRIP occurred in connection with the Company’s April dividend which was paid on May 1, 2015.
Share Repurchase Program
On April 7, 2015, the Company's board of directors approved the termination of the Company’s SRP. The Company processed all of the requests received under the SRP in the first quarter of 2015 and will not process further requests.
The following table reflects the cumulative number of common shares repurchased as of December 31, 2014 and 2015:

	Number of Shares Repurchased	Weighted Average Price per Share
Cumulative repurchases as of December 31, 2014	99,969	9.91
Redemptions	135,123	9.78
Shares repurchased under Tender Offer	11,904,762	10.50
Cumulative repurchases as of December 31, 2015	12,139,854	$10.49